COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

The Company operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ends on December 16, 2019. The lease calls for monthly rental payment, including maintenance, of $2,846, as adjusted for exchange rate changes. The Company also leases space on a month-to-month basis for its data servers at a monthly rate of $1,680. In addition, Qpagos leases warehouse space on a month-to-month basis for $1,081 per month.

The future minimum lease installments under the office facility lease agreement as of March 31, 2017 are $25,614 for the remainder of 2017 and $34,152 for each year 2018 and 2019, subject to exchange rate changes.

17	COMMITMENTS AND CONTINGENCIES

The Company operates from an office facility in Mexico. The office is leased under a three (3) year non-cancellable operating lease, which ends on December 16, 2019. The lease calls for monthly rental payment, including maintenance, of $2,846, as adjusted for exchange rate changes. The Company also leases space on a month-to-month basis for its data servers at a monthly rate of $1,680. In addition, Qpagos leases warehouse space on a month-to-month basis for $1,081 per month.

The future minimum lease installments under the office facility lease agreement as of December 31, 2016 are $34,152 for each year 2017, 2018 and 2019, subject to exchange rate changes.